Subsequent Events (Details) $ in Millions			1 Months Ended
		Oct. 08, 2026 $ / shares	Sep. 30, 2026 HKD ($)	Jun. 30, 2026 $ / shares	Jun. 30, 2025 $ / shares
Subsequent Event [Member]
Subsequent events [Line Items]
Gross proceeds | $			$ 2.4
Forecast [Member] | Share Consolidation [Member]
Subsequent events [Line Items]
Ordinary shares, par value		$ 0.000625
Forecast [Member] | Maximum [Member]
Subsequent events [Line Items]
Consolidation ratio		0.10
Forecast [Member] | Minimum [Member]
Subsequent events [Line Items]
Consolidation ratio		0.01
Class A Ordinary Shares [Member]
Subsequent events [Line Items]
Ordinary shares, par value	[1]			$ 0.000625	$ 0.000625
Class A Ordinary Shares [Member] | Forecast [Member] | Share Consolidation [Member]
Subsequent events [Line Items]
Ordinary shares, par value		$ 0.0000625
Class B Ordinary Shares [Member]
Subsequent events [Line Items]
Ordinary shares, par value	[1]			$ 0.000625	$ 0.000625
Class B Ordinary Shares [Member] | Forecast [Member] | Share Consolidation [Member]
Subsequent events [Line Items]
Ordinary shares, par value		$ 0.000625

[1]	Giving retroactive effect to share consolidation of the Company’s ordinary shares at a ratio of one-for-ten effective on October 8, 2026